Business Acquisitions (Details Narrative)												1 Months Ended		3 Months Ended		12 Months Ended						24 Months Ended
	Jul. 13, 2021 USD ($)	Jul. 13, 2021 EUR (€)	Jul. 02, 2021 USD ($)	Jun. 02, 2021 USD ($) $ / shares shares	Mar. 03, 2021 USD ($) shares	Mar. 01, 2021 USD ($)	Mar. 01, 2021 EUR (€)	Jan. 21, 2021 USD ($) shares	Sep. 03, 2020 USD ($)	Sep. 03, 2020 USD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Jul. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Mar. 02, 2022 $ / shares	Dec. 30, 2021 USD ($)	Jul. 01, 2021 USD ($)	May 16, 2021 USD ($)	Mar. 01, 2021 EUR (€)	Jan. 20, 2021 USD ($)	Jul. 31, 2020 EUR (€) shares
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired															$ 14,947,835	$ 20,067,871
Changes in fair value contingent consideration														$ 179,468		$ 2,355,308		$ (1,748,607)
Stock Issued During Period, Shares, New Issues | shares																1,165,813	1,165,813
Common Stock, Par or Stated Value Per Share | $ / shares														$ 0.001		$ 0.001		$ 0.001				$ 0.001
Stock Issued During Period, Value, New Issues																$ 3,885,109
Payments to acquire businesses net of cash acquired																		$ 28,930,540
Stock Issued During Period, Value, Acquisitions																		3,802,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 0.25		$ 0.25							$ 1.00
Bethard Group Limited [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 20,067,871
Payments to Acquire Businesses, Net of Cash Acquired	1,180,463	€ 1,000,000
Business Combination, Consideration Transferred	26,767,871	€ 7,600,000
Business combination exchange rates	$ 8,971,519
Business Combination, Contingent Consideration Arrangements, Description	The contingent cash consideration assumes a cash payment equal to 15% of net gaming revenue for the Bethard Business through the Additional Payment Due Date as set forth through the Second Payment Due Date estimated to be approximately four months at acquisition, then reverting to 12% thereafter for the remainder of a two-year period following the acquisition date.	The contingent cash consideration assumes a cash payment equal to 15% of net gaming revenue for the Bethard Business through the Additional Payment Due Date as set forth through the Second Payment Due Date estimated to be approximately four months at acquisition, then reverting to 12% thereafter for the remainder of a two-year period following the acquisition date.
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset	$ 6,700,000															$ 1,016,331
Business Combination, Contingent Consideration, Liability														$ 3,148,983		3,328,361
Changes in fair value contingent consideration														$ 179,468		2,355,308
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable																498,417	€ 422,222
Business Combination, Acquisition Related Costs																255,481		750,113
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	26,767,871
Bethard Group Limited [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses																$ 1,005,594
Bethard Group Limited [Member] | Initial Payment [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	15,346,019	€ 13,000,000
Bethard Group Limited [Member] | Second Payment [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 4,721,852	€ 4,000,000
GG Circuit LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 14,100,000	$ 24,273,211
Business Combination, Consideration Transferred			24,273,211	14,100,000
Loans receivable consideration				900,000
Loans receivable consideration net				14,993,977
Cash Acquired from Acquisition				$ 6,023
Operating Expenses																		100,000
Business combination loans receivable agreement description				If acquisition of GGC were to close after April 30, 2021, but on or prior to May 14, 2021, the Company was to receive full credit toward the purchase price for the GGC Loans, and a credit toward the purchase price equal to 60% of the GGC Operating Expense Payments. If the acquisition closed after May 14, 2021, the Company was to receive full credit toward the purchase price for the GGC Loans, and a credit toward the purchase price equal to 50% of the GGC Operating Expense Payments. The acquisition did not close by May 14, 2021, and therefore the Company had forgiven 50% of the GGC Operating Expense Payments or $300,000 and applied the remaining balance of the total loans receivable, or $900,000 toward the purchase price of GGC.
Business Acquisition, Transaction Costs																		801,317				$ 801,317
Transaction expense forgiveness																		300,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net																									$ 24,273,211
GG Circuit LLC [Member] | GGC Loans [Member]
Business Acquisition [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered												$ 1,200,000								$ 600,000
Operating Expenses																				$ 600,000
GG Circuit LLC [Member] | GGC Purchase Agreement [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues | shares				830,189
Common Stock, Par or Stated Value Per Share | $ / shares				$ 13.25
Stock Issued During Period, Value, New Issues				$ 9,273,211
Helix Holdings LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			9,400,000	17,000,000
Business Combination, Consideration Transferred			$ 15,901,133	9,400,000
Loans receivable consideration				600,000
Loans receivable consideration net				9,964,691
Cash Acquired from Acquisition				$ 35,309
Stock Issued During Period, Shares, New Issues | shares				528,302
Common Stock, Par or Stated Value Per Share | $ / shares				$ 13.25
Stock Issued During Period, Value, New Issues				$ 5,901,133
Loans and Leases Receivable, Gross, Carrying Amount, Covered												800,000												$ 400,000
Operating Expenses				$ 400,000														100,000
Business combination loans receivable agreement description				If acquisition of Helix were to close after April 30, 2021, but on or prior to May 14, 2021, the Company was to receive full credit toward the purchase price for the Helix Loans, and a credit toward the purchase price equal to 60% of the Helix Operating Expense Payments. If the acquisition closed after May 14, 2021, the Company was to receive full credit toward the purchase price for the Helix Loans, and a credit toward the purchase price equal to 50% of the Helix Operating Expense Payments. The acquisition did not close by May 14, 2021, and therefore the Company had forgiven 50% of the Helix Operating Expense Payments or $200,000 and applied the remaining balance of the total loans receivable, or $600,000 toward the purchase price of Helix.
Transaction expense forgiveness																		200,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net																									$ 15,901,133
Helix Holdings LLC [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs																		604,603				604,603
Lucky Dino Gaming Limited [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net						$ 30,133,725																					€ 25,000,000
Payments to acquire businesses net of cash acquired						28,930,540	€ 24,001,795
Cash acquired						1,203,185																					€ 998,205
Lucky Dino Gaming Limited [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs																		1,280,766				$ 1,280,766
Esports Gaming League [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross								$ 481,386
Business Combination, Consideration Transferred								2,975,219
Loans receivable consideration net								477,350
Cash Acquired from Acquisition								$ 4,036
Stock Issued During Period, Shares, New Issues | shares								292,511
Stock Issued During Period, Value, New Issues								$ 2,193,833
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net								2,975,219
Business Combination, Contingent Consideration, Asset																										$ 300,000
Business combination holdback consideration								$ 622,503																				$ 145,153
Stock issued during period shares new issues on holdback consideration | shares								63,109
Stock issued during period value new issues on holdback consideration								$ 597,650
Business holdback consideration fair value																		442,803
Business contingent earnout consideration																		$ 2,750,000	€ 2,000,000
Argyll [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net											$ 7,802,576		$ 7,802,576
Payments to acquire businesses net of cash acquired																					$ 728,926
Cash acquired						$ 21,074
Cash																					1,250,000
Deposits																					500,000
Stock Issued During Period, Shares, Acquisitions | shares													650,000
Stock Issued During Period, Value, Acquisitions											$ 3,802,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 8.00		$ 8.00
Derivative Liability, Subject to Master Netting Arrangement, before Offset | €																													€ 2,738,095
Argyll [Member] | Maximum [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares											1,000,000		1,000,000																1,000,000
Argyll [Member] | Initial Payment [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																					$ 750,000
Flip Sports Limited [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross									$ 100,000
Business Combination, Consideration Transferred									1,011,817
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset									500,000
Changes in fair value contingent consideration												$ 1,305,804
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net									1,011,817	$ 1,011,817
Stock Issued During Period, Shares, Acquisitions | shares					93,808					93,808
Stock Issued During Period, Value, Acquisitions					$ 1,805,804					$ 411,817
Cash payments to acquire business									$ 100,000	100,000
Payments for Previous Acquisition										$ 500,000
Property, Plant and Equipment, Useful Life																						5 years
Business combination measurement period adjustment																						$ 88,183